Acquisition - Schedule Of ProForma Information Of Business Acquisition (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition Pro Forma Information [Line Items]
Net loss	$ (1,949,000)	$ (3,119,000)	$ (2,459,000)	$ (1,644,000)	$ (2,863,000)	$ (1,851,000)
Less: Net loss attributable to non-controlling interest	(322,000)	(1,084,000)	(335,000)	30,000	243,000	0
Comprehensive loss
Loss available to common stockholders	(1,627,000)	(2,035,000)	(2,124,000)	(1,674,000)	(3,106,000)	(1,851,000)
Foreign currency translation adjustment	1,216,000	225,000	1,607,000	(68,000)	87,000	482,000
Total comprehensive loss	$ (411,000)	$ (1,810,000)	$ (517,000)	$ (1,606,000)	$ (3,019,000)	(1,369,000)
Pro Forma [Member]
Business Acquisition Pro Forma Information [Line Items]
Total Revenue						23,521,000
Net loss						(1,722,000)
Less: Net loss attributable to non-controlling interest						0
Net loss attributable to Gresham Worldwide						$ (1,722,000)
Business Acquisition Pro Forma Earnings Per Share Basic						$ (1,722)
Business Acquisition, Pro Forma Earnings Per Share, Diluted						$ (1,722)
Weighted Average Basic Shares Outstanding, Pro Forma						1,000
Pro Forma Weighted Average Shares Outstanding, Diluted						1,000
Comprehensive loss
Loss available to common stockholders						$ (1,722,000)
Foreign currency translation adjustment						482,000
Total comprehensive loss						$ (1,241,000)